Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015		May. 25, 2014	May. 26, 2013
Cash flows - operating activities
Net earnings	$ 709.5	[1]	$ 286.2	$ 411.9
Earnings from discontinued operations, net of tax	(513.1)	[1]	(103.0)	(174.6)
Adjustments to reconcile net earnings from continuing operations to cash flows:
Depreciation and amortization	319.3		304.4	278.3
Impairments and disposal of assets, net	62.1		16.4	0.9
Amortization of loan costs and losses on interest-rate related derivatives	8.6		13.8	13.0
Stock-based compensation expense	53.7		38.7	40.0
Change in current assets and liabilities	76.3		0.6	(18.0)
Contributions to pension and postretirement plans	(1.5)		(1.4)	(3.2)
Change in cash surrender value of trust-owned life insurance	(6.5)		(12.2)	(16.8)
Deferred income taxes	42.0		(44.9)	(0.4)
Change in deferred rent	22.0		29.5	25.6
Change in other assets and liabilities	3.8		18.9	24.0
Loss on extinguishment of debt	91.3		0.0	0.0
Income tax benefits from exercise of stock-based compensation credited to goodwill	0.1		0.2	0.1
Other, net	6.7		8.2	13.6
Net cash provided by operating activities of continuing operations	874.3		555.4	594.4
Cash flows - investing activities
Purchases of land, buildings and equipment	(296.5)		(414.8)	(510.1)
Proceeds from disposal of land, buildings and equipment	67.9		4.4	0.3
Purchases of marketable securities	0.0		(3.0)	(12.9)
Proceeds from sale of marketable securities	9.7		8.7	26.0
Cash used in business acquisitions, net of cash acquired	0.0		0.0	(577.4)
Increase in other assets	(16.2)		(31.6)	(40.5)
Net cash used in investing activities of continuing operations	(235.1)		(436.3)	(1,114.6)
Cash flows - financing activities
Proceeds from issuance of common stock	159.7		58.1	64.4
Income tax benefits credited to equity	18.4		10.9	13.6
Dividends paid	(278.9)		(288.3)	(258.2)
Repurchases of common stock	(502.3)		(0.5)	(52.4)
ESOP note receivable repayments	1.2		0.9	1.1
Proceeds from issuance of short-term debt	397.4		2,616.3	2,670.3
Repayments of short-term debt	(605.0)		(2,573.2)	(2,768.4)
Repayments of long-term debt	(1,065.9)		0.0	(355.9)
Proceeds from issuance of long-term debt	0.0		0.0	1,050.0
Payment of debt issuance costs	0.0		(1.4)	(7.4)
Principal payments on capital leases	(2.2)		(2.0)	(1.7)
Proceeds from financing lease obligation	93.1		0.0	0.0
Net cash (used in) provided by financing activities of continuing operations	(1,784.5)		(179.2)	355.4
Cash flows - discontinued operations
Net cash (used in) provided by operating activities of discontinued operations	(403.3)		214.7	354.9
Net cash provided by (used) in investing activities of discontinued operations	1,986.2		(144.5)	(172.4)
Net cash provided by discontinued operations	1,582.9		70.2	182.5
Increase in cash and cash equivalents	437.6		10.1	17.7
Cash and cash equivalents - beginning of year	98.3		88.2	70.5
Cash and cash equivalents - end of year	535.9		98.3	88.2
Cash flows from changes in current assets and liabilities
Receivables, net	7.8		(1.5)	(11.1)
Inventories	64.5		(25.6)	(1.8)
Prepaid expenses and other current assets	2.9		0.5	(11.1)
Accounts payable	(20.9)		27.2	4.4
Accrued payroll	23.4		7.5	(5.9)
Prepaid/accrued income taxes	(13.8)		(21.0)	22.5
Other accrued taxes	2.2		0.0	7.7
Unearned revenues	34.9		28.8	33.9
Other current liabilities	(24.7)		(15.3)	(56.6)
Change in current assets and liabilities	76.3		0.6	(18.0)
Supplemental schedule of noncash investing activities:
Increase in land, buildings and equipment through accrued purchases	$ 11.1		$ 24.4	$ 42.2

[1]	The year ended May 31, 2015 consisted of 53 weeks while the year ended May 25, 2014 consisted of 52 weeks.